Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Schedule of Lease Costs

The components of the Company’s lease costs are classified on its condensed consolidated statements of operations and comprehensive loss as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Operating lease cost	$978	$759	$2,933	$2,278
Variable lease cost	348	320	1,026	911
Total operating lease cost	$1,326	$1,079	$3,959	$3,189

The components of the Company’s lease costs are classified on its consolidated statements of operations as follows:

	Year Ended December 31,
	2023	2022
Operating lease cost	$3,256	$3,038
Variable lease cost	1,132	1,598
Total operating lease cost	$4,388	$4,636
Short term lease cost	$-	$126

Schedule of Cash and Non-cash Activity Related to the lease Liabilities

The table below shows the cash and non-cash activity related to the Company’s lease liabilities during the period:

	Nine Months Ended September 30,
	2024	2023
Cash paid related to lease liabilities:
Operating cash flows from operating leases	$2,534	$2,168

The table below shows the cash and non-cash activity related to the Company’s lease liabilities during the year ended December 31, 2023:

	Year Ended December 31,
	2023	2022
Cash paid related to lease liabilities:
Operating cash flows from operating leases	$2,995	$2,834

Non-cash lease liability activity:
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$-	$-

Schedule of Future Minimum Payments under Non-Cancelable Operating Leases

As of September 30, 2024, the maturities of the Company’s operating lease liabilities were as follows:

2024 (remaining three months)	$845
2025	3,452
2026	3,526
2027	3,599
2028	3,673
Thereafter	84,568
Total lease payments	99,663
Less imputed interest	(73,212)
Total	$26,451

As of December 31, 2023, the maturities of the Company’s operating lease liabilities were as follows:

2024	$3,378
2025	3,452
2026	3,526
2027	3,599
2028	3,673
Thereafter	84,568
Total lease payments	102,196
Less imputed interest	(76,019)
Total	$26,177